UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 299-1800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - June 30, 2012

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ICA File Number: 811-07674

Reporting Period: 07/01/2011 - 06/30/2012

Transamerica Partners Funds Group

Transamerica Partners Funds Group

Transamerica Partners Balanced

Transamerica Partners Core Bond

Transamerica Partners High Quality Bond

Transamerica Partners High Yield Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners International Equity

Transamerica Partners Large Core

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Mid Growth

Transamerica Partners Mid Value

Transamerica Partners Money Market

Transamerica Partners Small Core

Transamerica Partners Small Growth

Transamerica Partners Small Value

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios. To view each underlying portfolio’s voting record for the reporting period, please refer to the Form N-PX filed August 30, 2012 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

Transamerica Institutional Asset Allocation - Short Horizon

Transamerica Institutional Asset Allocation - Short/Intermediate Horizon

Transamerica Institutional Asset Allocation - Intermediate Horizon

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

Transamerica Institutional Asset Allocation - Long Horizon

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Funds Group II. To view each underlying portfolio’s voting record for the reporting period, please refer to the Form N-PX filed August 30, 2012 for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784).

Transamerica Partners Stock Index

Transamerica Partners Stock Index is fully invested in a corresponding series of Master Investment Portfolio. To view the voting record of Master Investment Portfolio for the reporting period, please refer to the Form N-PX filed August 28, 2012 for Master Investment Portfolio, Investment Company Act #811-08162 (CIK #0000915092).

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS FUNDS GROUP
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Date: August 30, 2011